Total Capital and Net Income Per Common Unit (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 08, 2023 shares	Dec. 31, 2025 USD ($) vessel $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) vessel $ / shares	Feb. 26, 2026 vessel	Dec. 31, 2022 vessel
Equity [Abstract]
Stock Issued During Period, Shares, New Issues | shares	11,383,543
Number of newbuildings on order (partially paid for) | vessel				2
number of newbuildings on order | vessel		2			1	5
Capital Unit [Line Items]
Dividends, Preferred Stock, Cash		$ 25,100	$ 25,100	$ 24,900
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid		100,000	250,000	50,000
Common Stock [Member]
Capital Unit [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid		$ 100,000	$ 250,000	$ 50,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares		$ 1.0005	$ 2.5013	$ 0.5003